Accounts Receivable, Net (Details)	6 Months Ended			12 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)	Dec. 31, 2024 CNY (¥)
Schedule of Accounts Receivable [Abstract]
Bad debt expenses (net of reversal)			¥ 6,974,931
Written off	15,117	$ 2,112	5,423
Reversal of bad debt	¥ 1,177,670	$ 164,511	¥ 9,023,644	¥ 6,746